BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 1.2%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 4,834
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 592
Chemicals — 0.3%
Element Solutions, Inc.
(a)
.............. 7,232 76,008
Diversified Telecommunication Services — 0.0%
CenturyLink, Inc. ................... 1,302 13,137
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 84 3,262
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 289 15,571
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ...... 1,360 50,225
VICI Properties, Inc. ................. 2,984 69,736
119,961
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(a)
....................... 114 4,217
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,587 8,587
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 5,016 39,376
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(a)
............. 2,279 35,416
Total Common Stocks — 1.2%
(Cost: $376,906) ................................ 320,961
Par (000)
Corporate Bonds — 85.3%
Aerospace & Defense — 3.4%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 130 146,121
Bombardier, Inc.
(c)
:
8.75%, 12/01/21 ................. 52 52,672
5.75%, 03/15/22 ................. 8 7,752
6.13%, 01/15/23 ................. 26 22,230
7.50%, 12/01/24 ................. 9 6,907
7.50%, 03/15/25 ................. 2 1,500
7.88%, 04/15/27 ................. 73 55,366
BWX Technologies, Inc.
(c)
:
5.38%, 07/15/26 ................. 14 14,543
4.13%, 06/30/28 ................. 22 22,495
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 14 14,840
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
............... 28 29,231
Signature Aviation US Holdings, Inc.
(c)
:
5.38%, 05/01/26 ................. 3 3,030
4.00%, 03/01/28 ................. 25 23,250
Spirit AeroSystems Inc., 5.50%, 01/15/25
(c)
. 14 14,070
SSL Robotics LLC, 9.75%, 12/31/23
(c)
.... 11 12,116
TransDigm , Inc.
(c)
:
8.00%, 12/15/25 ................. 26 28,275
Security Par (000) Value
Aerospace & Defense (continued)
6.25%, 03/15/26 ................. USD 344 $ 359,238
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 59 62,835
876,471
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25
(c)
.... 6 6,412
Airlines — 0.7%
(c)
American Airlines, Inc., 11.75%, 07/15/25 .. 14 13,510
Delta Air Lines, Inc.:
7.00%, 05/01/25 ................. 34 37,333
4.50%, 10/20/25 ................. 20 20,537
4.75%, 10/20/28 ................. 50 51,914
Mileage Plus Holdings LLC, 6.50%, 06/20/27 55 57,268
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25 6 6,674
187,236
Auto Components — 1.4%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 17 18,743
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
33 35,689
Clarios Global LP
(c)
:
6.75%, 05/15/25 ................. 22 23,155
6.25%, 05/15/26 ................. 59 61,864
8.50%, 05/15/27 ................. 107 110,478
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 25 25,500
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 17 18,445
Icahn Enterprises LP:
6.75%, 02/01/24 ................. 12 12,309
4.75%, 09/15/24 ................. 13 13,163
6.38%, 12/15/25 ................. 19 19,531
6.25%, 05/15/26 ................. 6 6,255
5.25%, 05/15/27 ................. 11 11,460
356,592
Automobiles — 0.7%
Ford Motor Co.:
8.50%, 04/21/23 ................. 21 22,890
4.35%, 12/08/26 ................. 5 4,935
4.75%, 01/15/43 ................. 9 8,149
5.29%, 12/08/46 ................. 10 9,381
General Motors Co.:
6.80%, 10/01/27 ................. 50 60,897
5.00%, 10/01/28 ................. 5 5,623
5.95%, 04/01/49 ................. 22 25,778
Tesla, Inc., 5.30%, 08/15/25
(c)
......... 25 25,875
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
13 13,715
177,243
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)
EUR 100 15,242
CIT Group, Inc.:
5.00%, 08/01/23 ................. USD 6 6,225
5.25%, 03/07/25 ................. 12 12,696
34,163
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
7 7,027
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
.................... 24 25,080
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
10 10,712
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
.................... 19 19,245
Forterra Finance LLC, 6.50%, 07/15/25
(c)
.. 31 32,753
Griffon Corp., 5.75%, 03/01/28 ......... 8 8,351
JELD-WEN, Inc.
(c)
:
6.25%, 05/15/25 ................. 13 13,845
4.63%, 12/15/25 ................. 5 5,025

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Building Products (continued)
4.88%, 12/15/27 ................. USD 2 $ 2,038
Masonite International Corp.
(c)
:
5.75%, 09/15/26 ................. 9 9,383
5.38%, 02/01/28 ................. 8 8,531
Standard Industries, Inc.
(c)
:
5.00%, 02/15/27 ................. 12 12,480
4.38%, 07/15/30 ................. 41 42,036
3.38%, 01/15/31 ................. 52 51,324
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 16 16,660
257,463
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(e)(f)
70 70,021
MSCI, Inc.
(c)
:
4.00%, 11/15/29 ................. 4 4,200
3.63%, 09/01/30 ................. 7 7,181
3.88%, 02/15/31 ................. 26 27,097
Owl Rock Capital Corp.:
5.25%, 04/15/24 ................. 6 6,225
4.00%, 03/30/25 ................. 15 15,133
3.75%, 07/22/25 ................. 65 64,799
4.25%, 01/15/26 ................. 16 16,208
210,864
Chemicals — 1.4%
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 7 7,219
10.00%, 10/15/25 ................ 27 28,552
Chemours Co. (The), 6.63%, 05/15/23 .... 41 41,492
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 95 93,219
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 33 34,016
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 19 19,380
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 21 22,575
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
15 15,522
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,971
PQ Corp., 5.75%, 12/15/25
(c)
.......... 63 64,811
Valvoline, Inc., 4.25%, 02/15/30
(c)
....... 16 16,320
WR Grace & Co., 5.63%, 10/01/24
(c)
..... 3 3,188
WR Grace & Co.-Conn., 4.88%, 06/15/27
(c)
. 24 24,785
375,050
Commercial Services & Supplies — 3.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
26 26,260
Allied Universal Holdco LLC
(c)
:
6.63%, 07/15/26 ................. 155 165,075
9.75%, 07/15/27 ................. 50 54,326
APX Group, Inc.:
7.88%, 12/01/22 ................. 13 13,000
8.50%, 11/01/24 ................. 4 4,220
6.75%, 02/15/27
(c)
................ 25 25,938
Aramark Services, Inc.
(c)
:
5.00%, 04/01/25 ................. 4 4,058
6.38%, 05/01/25 ................. 21 21,875
5.00%, 02/01/28 ................. 19 19,142
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 10 10,425
Clean Harbors, Inc.
(c)
:
4.88%, 07/15/27 ................. 10 10,375
5.13%, 07/15/29 ................. 13 14,103
Covanta Holding Corp., 5.00%, 09/01/30 .. 8 8,074
Garda World Security Corp.
(c)
:
4.63%, 02/15/27 ................. 26 26,130
9.50%, 11/01/27 ................. 18 18,900
GFL Environmental, Inc.
(c)
:
4.25%, 06/01/25 ................. 8 8,080
3.75%, 08/01/25 ................. 22 22,122
Security Par (000) Value
Commercial Services & Supplies (continued)
7.00%, 06/01/26 ................. USD 76 $ 80,119
5.13%, 12/15/26 ................. 39 40,271
8.50%, 05/01/27 ................. 25 27,125
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 11,454
KAR Auction Services, Inc., 5.13%, 06/01/25
(c)
4 4,000
Nielsen Finance LLC
(c)
:
5.63%, 10/01/28 ................. 36 37,235
5.88%, 10/01/30 ................. 24 24,840
Prime Security Services Borrower LLC
(c)
:
5.25%, 04/15/24 ................. 8 8,380
5.75%, 04/15/26 ................. 6 6,416
3.38%, 08/31/27 ................. 18 17,266
6.25%, 01/15/28 ................. 23 23,288
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 40 40,480
772,977
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 49 49,960
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 24 24,325
CommScope , Inc.
(c)
:
5.50%, 03/01/24 ................. 25 25,689
6.00%, 03/01/26 ................. 23 23,978
8.25%, 03/01/27 ................. 4 4,160
Nokia OYJ, 6.63%, 05/15/39 .......... 8 9,910
ViaSat , Inc.
(c)
:
5.63%, 04/15/27 ................. 33 33,949
6.50%, 07/15/28 ................. 33 33,048
205,019
Construction & Engineering — 0.4%
(c)
Brand Industrial Services, Inc., 8.50%, 07/15/25 39 36,855
MasTec, Inc., 4.50%, 08/15/28 ......... 21 21,210
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 7 7,210
9.75%, 07/15/28 ................. 7 7,560
Pike Corp., 5.50%, 09/01/28 .......... 14 14,087
Weekley Homes LLC, 4.88%, 09/15/28 .... 7 7,070
93,992
Construction Materials — 0.0%
US Concrete, Inc., 5.13%, 03/01/29
(c)
..... 9 9,022
Consumer Finance — 1.4%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 41 56,134
Ford Motor Credit Co. LLC, 3.35%, 11/01/22 200 197,000
General Motors Financial Co., Inc., 5.65%,
01/17/29 ..................... 7 8,166
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(c)(g)
...... 29 15,389
Navient Corp.:
7.25%, 09/25/23 ................. 8 8,260
6.13%, 03/25/24 ................. 6 6,045
5.88%, 10/25/24 ................. 2 1,989
6.75%, 06/15/26 ................. 2 1,995
5.00%, 03/15/27 ................. 2 1,878
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 10 11,096
8.88%, 06/01/25 ................. 8 8,860
7.13%, 03/15/26 ................. 14 15,641
6.63%, 01/15/28 ................. 16 17,757
5.38%, 11/15/29 ................. 3 3,120
353,330
Containers & Packaging — 1.6%
Ball Corp.:
4.88%, 03/15/26 ................. 12 13,380
2.88%, 08/15/30 ................. 21 20,764
Crown Americas LLC, 4.25%, 09/30/26 ... 20 20,700

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Containers & Packaging (continued)
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 USD 4 $ 4,745
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
9 9,371
Graphic Packaging International LLC
(c)
:
4.75%, 07/15/27 ................. 9 9,742
3.50%, 03/15/28 ................. 3 2,992
3.50%, 03/01/29 ................. 6 6,038
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(c)
.................... 11 11,155
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(c)
.................... 15 15,750
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(c)
39 41,145
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 21,074
Sealed Air Corp., 6.88%, 07/15/33
(c)
..... 9 11,543
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,045
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(h)
................... 200 215,645
406,089
Distributors — 0.7%
(c)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............. 17 17,276
Core & Main LP, 6.13%, 08/15/25 ....... 141 142,823
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 17 13,940
9.00%, 11/15/26 ................. 6 4,950
178,989
Diversified Consumer Services — 0.2%
frontdoor, Inc., 6.75%, 08/15/26
(c)
....... 14 14,910
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 8 8,420
Laureate Education, Inc., 8.25%, 05/01/25
(c)
11 11,660
Service Corp. International:
5.13%, 06/01/29 ................. 5 5,541
3.38%, 08/15/30 ................. 14 14,017
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(c)
.................... 8 8,180
62,728
Diversified Financial Services — 2.1%
(c)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. 16 16,400
MPH Acquisition Holdings LLC, 7.13%,
06/01/24 ..................... 72 73,969
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ................. EUR 100 122,538
8.25%, 11/15/26 ................. USD 71 77,745
Sabre GLBL, Inc.:
5.25%, 11/15/23 ................. 4 3,910
9.25%, 04/15/25 ................. 39 42,922
7.38%, 09/01/25 ................. 21 21,210
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 179,403
538,097
Diversified Telecommunication Services — 6.7%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 222,250
Altice France SA, 8.13%, 02/01/27
(c)
..... 248 270,320
CCO Holdings LLC
(c)
:
5.13%, 05/01/27 ................. 11 11,574
5.00%, 02/01/28 ................. 8 8,400
5.38%, 06/01/29 ................. 26 28,178
4.75%, 03/01/30 ................. 29 30,704
4.50%, 08/15/30 ................. 40 42,002
4.25%, 02/01/31 ................. 72 74,625
4.50%, 05/01/32 ................. 82 85,587
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... 11 12,059
Series Y, 7.50%, 04/01/24 .......... 11 12,316
5.13%, 12/15/26
(c)
................ 66 67,808
4.00%, 02/15/27
(c)
................ 42 42,668
Security Par (000) Value
Diversified Telecommunication Services (continued)
Series P, 7.60%, 09/15/39 .......... USD 31 $ 35,026
Series U, 7.65%, 03/15/42 .......... 43 48,052
Cincinnati Bell, Inc.
(c)
:
7.00%, 07/15/24 ................. 23 23,676
8.00%, 10/15/25 ................. 8 8,450
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 16 16,320
Frontier Communications Corp.
(c)(h)
:
8.50%, 04/01/26 ................. 14 14,112
8.00%, 04/01/27 ................. 84 83,710
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(h)
................... 5 5,075
Level 3 Financing, Inc.:
5.25%, 03/15/26 ................. 1 1,036
4.63%, 09/15/27
(c)
................ 9 9,247
4.25%, 07/01/28
(c)
................ 43 43,659
3.63%, 01/15/29
(c)
................ 24 23,700
QualityTech LP
(c)
:
4.75%, 11/15/25 ................. 10 10,372
3.88%, 10/01/28 ................. 24 24,159
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 53 66,250
8.75%, 03/15/32 ................. 44 64,408
Switch Ltd., 3.75%, 09/15/28
(c)
......... 27 27,270
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 44 52,360
6.00%, 09/30/34 ................. 51 59,160
7.20%, 07/18/36 ................. 6 7,567
7.72%, 06/04/38 ................. 9 11,970
Telesat Canada
(c)
:
4.88%, 06/01/27 ................. 53 53,215
6.50%, 10/15/27 ................. 2 2,014
Zayo Group Holdings, Inc.
(c)
:
4.00%, 03/01/27 ................. 61 60,038
6.13%, 03/01/28 ................. 83 85,672
1,745,009
Electric Utilities — 0.6%
NextEra Energy Operating Partners LP
(c)
:
4.25%, 07/15/24 ................. 7 7,299
4.25%, 09/15/24 ................. 14 14,595
4.50%, 09/15/27 ................. 5 5,337
NRG Energy, Inc.
(c)
:
4.45%, 06/15/29 ................. 23 25,343
5.25%, 06/15/29 ................. 2 2,175
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 44 45,650
PG&E Corp., 5.25%, 07/01/30 ......... 28 27,090
Vistra Operations Co. LLC
(c)
:
3.55%, 07/15/24 ................. 6 6,392
5.00%, 07/31/27 ................. 2 2,096
4.30%, 07/15/29 ................. 11 12,006
147,983
Electrical Equipment — 0.1%
Sensata Technologies BV
(c)
:
5.63%, 11/01/24 ................. 9 9,765
5.00%, 10/01/25 ................. 7 7,525
17,290
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC:
4.13%, 05/01/25 ................. 7 7,227
3.25%, 02/15/29 ................. 23 22,914
Sensata Technologies, Inc.
(c)
:
4.38%, 02/15/30 ................. 16 16,800

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Electronic Equipment, Instruments & Components (continued)
3.75%, 02/15/31 ................. USD 21 $ 20,869
67,810
Energy Equipment & Services — 0.6%
Archrock Partners LP
(c)
:
6.88%, 04/01/27 ................. 21 20,116
6.25%, 04/01/28 ................. 2 1,885
ChampionX Corp., 6.38%, 05/01/26 ...... 22 21,014
Pioneer Energy Services Corp.
(b)(c)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(f)
................... 35 27,373
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)( i )
................... 23 12,430
Tervita Corp., 7.63%, 12/01/21
(c)
........ 24 21,900
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 4,512
USA Compression Partners LP:
6.88%, 04/01/26 ................. 36 35,685
6.88%, 09/01/27 ................. 21 20,824
165,739
Entertainment — 1.0%
Lions Gate Capital Holdings LLC
(c)
:
6.38%, 02/01/24 ................. 3 2,970
5.88%, 11/01/24 ................. 14 13,755
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
( i )
................ 20 22,277
6.50%, 05/15/27
(c)
................ 63 67,992
Netflix, Inc.:
4.88%, 04/15/28 ................. 3 3,352
5.88%, 11/15/28 ................. 48 57,274
5.38%, 11/15/29
(c)
................ 27 31,824
4.88%, 06/15/30
(c)
................ 29 33,060
WMG Acquisition Corp.
(c)
:
5.50%, 04/15/26 ................. 3 3,113
3.88%, 07/15/30 ................. 17 17,530
3.00%, 02/15/31 ................. 4 3,889
257,036
Equity Real Estate Investment Trusts (REITs) — 3.3%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(c)
.................... 16 12,609
Diversified Healthcare Trust, 9.75%, 06/15/25 20 22,246
GLP Capital LP:
3.35%, 09/01/24 ................. 15 15,215
5.25%, 06/01/25 ................. 33 35,832
5.38%, 04/15/26 ................. 11 12,191
4.00%, 01/15/30 ................. 44 45,540
4.00%, 01/15/31 ................. 25 26,026
Iron Mountain, Inc.
(c)
:
4.88%, 09/15/29 ................. 9 9,157
5.25%, 07/15/30 ................. 36 37,530
4.50%, 02/15/31 ................. 7 7,066
5.63%, 07/15/32 ................. 28 29,568
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 22 23,326
4.63%, 06/15/25
(c)
................ 9 9,180
4.50%, 09/01/26 ................. 32 32,464
5.75%, 02/01/27 ................. 27 29,093
4.50%, 01/15/28 ................. 17 17,319
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 35 36,494
4.63%, 08/01/29 ................. 44 45,781
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(c)
.................... 8 7,980
RHP Hotel Properties LP, 4.75%, 10/15/27 . 33 30,423
SBA Communications Corp., 3.88%, 02/15/27
(c)
77 78,155
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust:
4.50%, 06/15/23 ................. USD 5 $ 4,903
4.35%, 10/01/24 ................. 4 3,620
7.50%, 09/15/25 ................. 17 18,066
Uniti Group LP:
6.00%, 04/15/23
(c)
................ 36 36,203
8.25%, 10/15/23 ................. 20 19,700
7.88%, 02/15/25
(c)
................ 10 10,597
VICI Properties LP
(c)
:
3.50%, 02/15/25 ................. 17 16,830
4.25%, 12/01/26 ................. 59 59,274
3.75%, 02/15/27 ................. 25 24,582
4.63%, 12/01/29 ................. 39 39,683
4.13%, 08/15/30 ................. 56 55,090
851,743
Food & Staples Retailing — 0.4%
(c)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 29 28,777
4.63%, 01/15/27 ................. 11 11,255
5.88%, 02/15/28 ................. 27 28,823
4.88%, 02/15/30 ................. 12 12,510
US Foods, Inc., 6.25%, 04/15/25 ....... 12 12,705
94,070
Food Products — 2.3%
Chobani LLC, 7.50%, 04/15/25
(c)
....... 43 44,452
Darling Ingredients, Inc., 5.25%, 04/15/27
(c)
. 3 3,150
JBS USA LUX SA
(c)
:
6.75%, 02/15/28 ................. 27 29,295
6.50%, 04/15/29 ................. 30 33,299
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(c)
................ 4 4,237
4.25%, 03/01/31
(c)
................ 91 99,841
5.00%, 07/15/35 ................. 10 11,515
6.88%, 01/26/39 ................. 22 29,468
4.63%, 10/01/39
(c)
................ 7 7,431
6.50%, 02/09/40 ................. 15 19,064
5.20%, 07/15/45 ................. 26 28,424
4.38%, 06/01/46 ................. 29 29,795
4.88%, 10/01/49
(c)
................ 71 74,928
5.50%, 06/01/50
(c)
................ 90 103,145
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(c)
27 29,160
Post Holdings, Inc.
(c)
:
5.00%, 08/15/26 ................. 6 6,150
5.63%, 01/15/28 ................. 2 2,122
5.50%, 12/15/29 ................. 5 5,350
4.63%, 04/15/30 ................. 14 14,403
Simmons Foods, Inc., 7.75%, 01/15/24
(c)
... 25 26,188
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 6 6,068
607,485
Gas Utilities — 0.2%
Ferrellgas LP, 10.00%, 04/15/25
(c)
....... 41 44,382
Health Care Equipment & Supplies — 1.2%
(c)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 78 80,925
Hologic , Inc.:
4.63%, 02/01/28 ................. 24 25,209
3.25%, 02/15/29 ................. 8 8,050
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 51 51,765
7.25%, 02/01/28 ................. 112 116,480
Teleflex, Inc., 4.25%, 06/01/28 ......... 29 30,015
312,444
Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.
(c)
:
5.50%, 07/01/28 ................. 17 17,484

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Health Care Providers & Services (continued)
5.00%, 04/15/29 ................. USD 9 $ 9,124
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 12 12,422
AHP Health Partners, Inc., 9.75%, 07/15/26
(c)
18 19,305
Centene Corp.:
5.38%, 08/15/26
(c)
................ 30 31,775
4.25%, 12/15/27 ................. 43 44,996
4.63%, 12/15/29 ................. 43 46,382
3.38%, 02/15/30 ................. 7 7,263
3.00%, 10/15/30 ................. 34 34,687
Community Health Systems, Inc.
(c)
:
8.63%, 01/15/24 ................. 58 57,710
6.63%, 02/15/25 ................. 24 23,220
8.00%, 03/15/26 ................. 64 62,912
Encompass Health Corp.:
4.50%, 02/01/28 ................. 4 4,020
4.75%, 02/01/30 ................. 5 5,073
4.63%, 04/01/31 ................. 8 8,000
HCA, Inc.:
5.38%, 02/01/25 ................. 4 4,380
5.63%, 09/01/28 ................. 49 56,054
5.88%, 02/01/29 ................. 20 23,300
3.50%, 09/01/30 ................. 91 92,718
LifePoint Health, Inc.
(c)
:
6.75%, 04/15/25 ................. 16 16,840
4.38%, 02/15/27 ................. 7 7,009
MEDNAX, Inc.
(c)
:
5.25%, 12/01/23 ................. 15 15,188
6.25%, 01/15/27 ................. 22 22,824
Molina Healthcare, Inc.:
5.38%, 11/15/22
(h)
................ 10 10,450
4.38%, 06/15/28
(c)
................ 23 23,472
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22
(c)(g)
...... 40 40,361
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 7 7,437
Surgery Center Holdings, Inc.
(c)
:
6.75%, 07/01/25 ................. 64 63,265
10.00%, 04/15/27 ................ 30 31,950
Tenet Healthcare Corp.:
8.13%, 04/01/22 ................. 65 72,274
4.63%, 09/01/24
(c)
................ 13 13,105
7.50%, 04/01/25
(c)
................ 27 29,025
4.88%, 01/01/26
(c)
................ 45 45,817
6.25%, 02/01/27
(c)
................ 9 9,290
5.13%, 11/01/27
(c)
................ 56 57,523
4.63%, 06/15/28
(c)
................ 12 12,173
6.13%, 10/01/28
(c)
................ 35 34,038
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 28 29,330
West Street Merger Sub, Inc., 6.38%,
09/01/25
(c)
.................... 37 37,732
1,139,928
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC
(c)
:
5.75%, 04/15/25 ................. 25 26,687
5.00%, 10/15/25 ................. 46 47,167
3.88%, 01/15/28 ................. 29 29,545
4.38%, 01/15/28 ................. 30 30,594
4.00%, 10/15/30 ................. 3 3,023
Boyd Gaming Corp.:
8.63%, 06/01/25
(c)
................ 22 24,118
6.38%, 04/01/26 ................. 8 8,330
4.75%, 12/01/27 ................. 14 13,737
Boyne USA, Inc., 7.25%, 05/01/25
(c)
..... 16 16,800
Caesars Entertainment, Inc.
(c)
:
6.25%, 07/01/25 ................. 91 95,117
8.13%, 07/01/27 ................. 58 61,480
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... USD 41 $ 42,281
Carnival Corp.
(c)
:
11.50%, 04/01/23 ................ 51 57,153
10.50%, 02/01/26 ................ 11 12,183
9.88%, 08/01/27 ................. 11 11,655
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 48 49,440
Churchill Downs, Inc.
(c)
:
5.50%, 04/01/27 ................. 23 24,007
4.75%, 01/15/28 ................. 25 25,125
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
... 77 64,295
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(c)
................ 12 12,532
5.13%, 05/01/26 ................. 31 31,907
5.75%, 05/01/28
(c)
................ 15 15,806
4.88%, 01/15/30 ................. 37 38,110
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 14 14,223
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 17,060
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 5 4,994
3.50%, 08/18/26 ................. 6 6,080
3.90%, 08/08/29 ................. 4 3,999
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 2 2,054
MGM Resorts International:
7.75%, 03/15/22 ................. 26 27,405
6.00%, 03/15/23 ................. 25 25,935
NCL Corp. Ltd., 10.25%, 02/01/26
(c)
...... 10 10,419
Powdr Corp., 6.00%, 08/01/25
(c)
........ 18 18,405
Royal Caribbean Cruises Ltd.
(c)
:
10.88%, 06/01/23 ................ 10 11,188
9.13%, 06/15/23 ................. 15 15,900
11.50%, 06/01/25 ................ 20 23,201
Scientific Games International, Inc.
(c)
:
8.63%, 07/01/25 ................. 18 18,782
5.00%, 10/15/25 ................. 10 10,050
8.25%, 03/15/26 ................. 33 34,455
7.00%, 05/15/28 ................. 13 13,032
7.25%, 11/15/29 ................. 14 14,210
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(c)
.................... 14 14,546
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
54 57,443
Station Casinos LLC, 4.50%, 02/15/28
(c)
... 17 15,640
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,858
Wyndham Destinations, Inc., 6.63%, 07/31/26
(c)
15 15,714
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 15,520
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 26,040
Wynn Resorts Finance LLC
(c)
:
7.75%, 04/15/25 ................. 17 18,004
5.13%, 10/01/29 ................. 45 42,863
Yum! Brands, Inc.:
7.75%, 04/01/25
(c)
................ 5 5,545
4.75%, 01/15/30
(c)
................ 10 10,800
3.63%, 03/15/31 ................. 10 10,000
5.35%, 11/01/43 ................. 2 2,110
1,261,567
Household Durables — 1.3%
Ashton Woods USA LLC, 6.63%, 01/15/28
(c)
7 7,035
Brookfield Residential Properties, Inc.
(c)
:
6.25%, 09/15/27 ................. 7 7,059
4.88%, 02/15/30 ................. 14 13,104
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
23 24,265
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 13,682

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... USD 28 $ 28,280
Lennar Corp.:
5.25%, 06/01/26 ................. 10 11,225
4.75%, 11/29/27 ................. 35 39,961
Mattamy Group Corp.
(c)
:
5.25%, 12/15/27 ................. 14 14,385
4.63%, 03/01/30 ................. 16 16,202
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 10 12,100
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,430
Newell Brands, Inc., 4.88%, 06/01/25 ..... 13 14,024
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
31 33,391
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 2 2,750
6.38%, 05/15/33 ................. 30 37,725
6.00%, 02/15/35 ................. 6 7,410
Taylor Morrison Communities, Inc.
(c)
:
5.88%, 06/15/27 ................. 7 7,700
5.13%, 08/01/30 ................. 13 13,845
Tempur Sealy International, Inc., 5.50%,
06/15/26 ..................... 2 2,076
TRI Pointe Group, Inc., 5.70%, 06/15/28 ... 5 5,475
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 20 20,081
336,205
Household Products — 0.2%
(c)
Energizer Holdings, Inc.:
6.38%, 07/15/26 ................. 8 8,601
7.75%, 01/15/27 ................. 6 6,555
4.75%, 06/15/28 ................. 4 4,140
4.38%, 03/31/29 ................. 2 2,020
Spectrum Brands, Inc.:
5.00%, 10/01/29 ................. 8 8,300
5.50%, 07/15/30 ................. 13 13,715
43,331
Independent Power and Renewable Electricity Producers
— 0.9%
(c)
Calpine Corp.:
5.25%, 06/01/26 ................. 9 9,350
4.50%, 02/15/28 ................. 32 32,772
5.13%, 03/15/28 ................. 69 71,415
4.63%, 02/01/29 ................. 49 48,908
5.00%, 02/01/31 ................. 46 46,888
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 18 18,585
227,918
Insurance — 1.0%
Acrisure LLC, 8.13%, 02/15/24
(c)
........ 3 3,142
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(c)
.................... 92 96,519
AmWINS Group, Inc., 7.75%, 07/01/26
(c)
... 12 12,840
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. 23 24,265
HUB International Ltd., 7.00%, 05/01/26
(c)
.. 65 67,356
NFP Corp.
(c)
:
7.00%, 05/15/25 ................. 9 9,540
6.88%, 08/15/28 ................. 50 50,619
Willis North America, Inc., 2.95%, 09/15/29 . 5 5,388
269,669
Interactive Media & Services — 0.1%
(c)
Rackspace Technology Global, Inc., 8.63%,
11/15/24 ..................... 18 18,850
Twitter, Inc., 3.88%, 12/15/27 .......... 2 2,055
20,905
Security Par (000) Value
Internet & Direct Marketing Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... USD 22 $ 21,780
Expedia Group, Inc.:
6.25%, 05/01/25 ................. 56 61,763
4.63%, 08/01/27 ................. 20 21,015
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 5 5,203
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 9 9,270
4.13%, 08/01/30 ................. 11 11,127
130,158
IT Services — 1.5%
(c)
Banff Merger Sub, Inc., 9.75%, 09/01/26 ... 80 84,568
Black Knight InfoServ LLC, 3.63%, 09/01/28 35 35,372
Booz Allen Hamilton, Inc., 3.88%, 09/01/28 . 29 29,770
Gartner, Inc.:
4.50%, 07/01/28 ................. 29 30,486
3.75%, 10/01/30 ................. 34 34,393
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,094
Northwest Fiber LLC, 10.75%, 06/01/28 ... 9 9,810
Presidio Holdings, Inc., 4.88%, 02/01/27 ... 12 12,120
Science Applications International Corp.,
4.88%, 04/01/28 ................ 23 23,351
Tempo Acquisition LLC:
5.75%, 06/01/25 ................. 18 18,855
6.75%, 06/01/25 ................. 71 72,463
WEX, Inc., 4.75%, 02/01/23 .......... 19 19,024
385,306
Leisure Products — 0.3%
Mattel, Inc.:
6.75%, 12/31/25
(c)
................ 53 55,915
6.20%, 10/01/40 ................. 2 1,938
5.45%, 11/01/41 ................. 14 13,092
70,945
Life Sciences Tools & Services — 0.3%
(c)
Avantor, Inc., 6.00%, 10/01/24 ......... 72 75,240
Charles River Laboratories International, Inc.:
5.50%, 04/01/26 ................. 2 2,105
4.25%, 05/01/28 ................. 10 10,495
87,840
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 15,957
Clark Equipment Co., 5.88%, 06/01/25
(c)
... 25 25,906
Colfax Corp., 6.38%, 02/15/26
(c)
........ 27 28,620
EnPro Industries, Inc., 5.75%, 10/15/26 ... 11 11,605
Grinding Media, Inc., 7.38%, 12/15/23
(c)
... 28 28,350
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(c)(g)
.......... 27 27,460
Mueller Water Products, Inc., 5.50%, 06/15/26
(c)
9 9,293
Navistar International Corp.
(c)
:
9.50%, 05/01/25 ................. 7 7,887
6.63%, 11/01/25 ................. 9 9,203
RBS Global, Inc., 4.88%, 12/15/25
(c)
..... 8 8,110
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 21,400
Terex Corp., 5.63%, 02/01/25
(c)
........ 16 16,040
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 48 47,760
Wabash National Corp., 5.50%, 10/01/25
(c)
. 23 23,000
280,591
Media — 5.3%
Altice Financing SA, 7.50%, 05/15/26
(c)
.... 200 211,706
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 2 2,045
4.75%, 08/01/25 ................. 14 14,472
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 12,240
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 34 32,959

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Media (continued)
5.13%, 08/15/27
(c)
................ USD 107 $ 102,747
CSC Holdings LLC:
5.25%, 06/01/24 ................. 5 5,362
6.50%, 02/01/29
(c)
................ 200 221,750
Diamond Sports Group LLC, 5.38%, 08/15/26
(c)
42 29,715
DISH DBS Corp.:
6.75%, 06/01/21 ................. 11 11,275
5.88%, 07/15/22 ................. 125 130,000
5.00%, 03/15/23 ................. 23 23,460
7.75%, 07/01/26 ................. 41 45,074
DISH Network Corp.
( i )
:
2.38%, 03/15/24 ................. 26 23,398
3.38%, 08/15/26 ................. 38 34,884
Entercom Media Corp., 6.50%, 05/01/27
(c)
.. 30 26,100
GCI LLC
(c)
:
6.63%, 06/15/24 ................. 15 16,089
4.75%, 10/15/28 ................. 9 9,113
Lamar Media Corp., 4.00%, 02/15/30
(c)
.... 7 7,000
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(i)
55 59,165
Meredith Corp., 6.88%, 02/01/26 ....... 4 3,340
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 16,440
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
19 18,525
Radiate Holdco LLC
(c)
:
4.50%, 09/15/26 ................. 51 50,990
6.50%, 09/15/28 ................. 83 85,055
Sirius XM Radio, Inc.
(c)
:
5.00%, 08/01/27 ................. 2 2,085
5.50%, 07/01/29 ................. 30 32,175
4.13%, 07/01/30 ................. 25 25,469
TEGNA, Inc., 5.50%, 09/15/24
(c)
........ 8 8,147
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
. 54 54,405
Univision Communications, Inc.
(c)
:
5.13%, 02/15/25 ................. 11 10,423
6.63%, 06/01/27 ................. 49 47,836
Videotron Ltd., 5.13%, 04/15/27
(c)
....... 13 13,676
1,387,120
Metals & Mining — 2.9%
Arconic Corp.
(c)
:
6.00%, 05/15/25 ................. 20 21,358
6.13%, 02/15/28 ................. 10 10,269
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 61 61,680
Constellium SE, 5.88%, 02/15/26
(c)
...... 250 256,510
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 31 32,053
4.63%, 08/01/30 ................. 43 45,212
5.45%, 03/15/43 ................. 117 129,727
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 13 13,683
Kaiser Aluminum Corp.
(c)
:
6.50%, 05/01/25 ................. 11 11,339
4.63%, 03/01/28 ................. 2 1,865
New Gold, Inc.
(c)
:
6.38%, 05/15/25 ................. 18 18,585
7.50%, 07/15/27 ................. 31 33,015
Novelis Corp.
(c)
:
5.88%, 09/30/26 ................. 39 40,072
4.75%, 01/30/30 ................. 31 30,449
United States Steel Corp., 12.00%, 06/01/25
(c)
44 46,838
752,655
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 7 6,930
Security Par (000) Value
Multiline Retail — 0.5%
(c)
Macy's, Inc., 8.38%, 06/15/25 ......... USD 57 $ 58,934
Nordstrom, Inc., 8.75%, 05/15/25 ....... 64 70,135
129,069
Oil, Gas & Consumable Fuels — 11.5%
Apache Corp.:
4.88%, 11/15/27 ................. 17 16,065
5.10%, 09/01/40 ................. 19 17,017
5.25%, 02/01/42 ................. 5 4,475
4.75%, 04/15/43 ................. 26 23,124
4.25%, 01/15/44 ................. 15 12,750
5.35%, 07/01/49 ................. 6 5,295
Ascent Resources Utica Holdings LLC, 10.00%,
04/01/22
(c)
.................... 98 96,530
Baytex Energy Corp., 8.75%, 04/01/27
(c)
... 25 11,281
Buckeye Partners LP:
4.13%, 03/01/25
(c)
................ 14 13,300
3.95%, 12/01/26 ................. 6 5,591
4.50%, 03/01/28
(c)
................ 21 20,239
5.85%, 11/15/43 ................. 12 11,116
5.60%, 10/15/44 ................. 11 9,756
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 17 5,440
6.13%, 10/01/24 ................. 25 7,125
8.25%, 07/15/25 ................. 23 6,210
6.38%, 07/01/26 ................. 17 4,165
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 7 6,823
3.80%, 09/15/23 ................. 5 4,830
5.38%, 07/15/25 ................. 51 49,084
5.40%, 06/15/47 ................. 4 3,380
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 22 8,965
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 23 23,920
4.50%, 10/01/29 ................. 42 43,082
Cheniere Energy, Inc., 4.63%, 10/15/28
(c)
.. 108 110,835
CITGO Petroleum Corp., 7.00%, 06/15/25
(c)
. 25 24,656
CNX Resources Corp., 7.25%, 03/14/27
(c)
.. 22 22,440
Comstock Resources, Inc.:
7.50%, 05/15/25
(c)
................ 42 39,480
9.75%, 08/15/26 ................. 48 49,259
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 36 35,733
4.50%, 04/15/23 ................. 12 11,436
4.90%, 06/01/44 ................. 22 16,570
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(c)
.................... 25 22,332
CrownRock LP, 5.63%, 10/15/25
(c)
....... 88 82,940
CVR Energy, Inc.
(c)
:
5.25%, 02/15/25 ................. 21 18,270
5.75%, 02/15/28 ................. 7 5,950
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 12 12,373
5.63%, 07/15/27 ................. 17 17,391
5.13%, 05/15/29 ................. 11 10,835
6.45%, 11/03/36
(c)
................ 17 16,291
6.75%, 09/15/37
(c)
................ 29 27,840
Diamondback Energy, Inc.:
4.75%, 05/31/25 ................. 15 16,181
3.50%, 12/01/29 ................. 48 46,532
Endeavor Energy Resources LP
(c)
:
6.63%, 07/15/25 ................. 16 16,440
5.50%, 01/30/26 ................. 64 63,520
5.75%, 01/30/28 ................. 30 30,150
Energy Transfer Operating LP:
3.75%, 05/15/30 ................. 5 4,843

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 02/01/42 ................. USD 15 $ 15,712
6.00%, 06/15/48 ................. 9 9,052
5.00%, 05/15/50 ................. 18 16,666
EnLink Midstream LLC, 5.38%, 06/01/29 .. 8 6,480
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 17 15,300
4.85%, 07/15/26 ................. 2 1,730
5.60%, 04/01/44 ................. 18 11,565
5.05%, 04/01/45 ................. 3 1,905
EQM Midstream Partners LP:
6.00%, 07/01/25
(c)
................ 17 17,531
4.13%, 12/01/26 ................. 5 4,765
6.50%, 07/01/27
(c)
................ 30 31,801
EQT Corp.:
3.90%, 10/01/27 ................. 27 24,857
8.75%, 02/01/30
(h)
................ 17 20,060
Extraction Oil & Gas, Inc.
(a)(c)(d)
:
7.38%, 05/15/24 ................. 46 11,500
5.63%, 02/01/26 ................. 38 9,500
Genesis Energy LP:
6.00%, 05/15/23 ................. 11 9,982
5.63%, 06/15/24 ................. 14 11,933
6.50%, 10/01/25 ................. 4 3,460
7.75%, 02/01/28 ................. 12 10,426
Great Western Petroleum LLC, 9.00%,
09/30/21
(c)
.................... 49 28,543
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 24 23,880
Hess Midstream Operations LP
(c)
:
5.63%, 02/15/26 ................. 10 10,187
5.13%, 06/15/28 ................. 14 13,974
Holly Energy Partners LP, 5.00%, 02/01/28
(c)
19 18,525
Indigo Natural Resources LLC, 6.88%,
02/15/26
(c)
.................... 46 44,771
Kinder Morgan Energy Partners LP, 5.00%,
03/01/43 ..................... 10 11,142
Matador Resources Co., 5.88%, 09/15/26 .. 51 42,633
MEG Energy Corp.
(c)
:
7.00%, 03/31/24 ................. 36 33,480
6.50%, 01/15/25 ................. 44 43,160
7.13%, 02/01/27 ................. 14 12,556
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 13 11,341
6.37%, 12/01/42
(h)
................ 3 2,355
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
70 73,185
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 31,823
NuStar Logistics LP:
5.75%, 10/01/25 ................. 12 12,393
6.00%, 06/01/26 ................. 13 13,037
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 28 26,162
2.90%, 08/15/24 ................. 28 23,756
4.30%, 08/15/39 ................. 43 29,806
6.20%, 03/15/40 ................. 64 53,030
4.50%, 07/15/44 ................. 17 12,166
4.63%, 06/15/45 ................. 42 30,345
6.60%, 03/15/46 ................. 2 1,723
4.40%, 04/15/46 ................. 37 26,278
4.10%, 02/15/47 ................. 3 2,025
4.20%, 03/15/48 ................. 33 22,687
4.40%, 08/15/49 ................. 7 4,901
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 24,179
Parsley Energy LLC
(c)
:
5.38%, 01/15/25 ................. 23 22,943
5.25%, 08/15/25 ................. 6 5,940
5.63%, 10/15/27 ................. 15 14,925
4.13%, 02/15/28 ................. 22 20,680
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC, 9.25%, 05/15/25
(c)
.. USD 60 $ 61,501
PDC Energy, Inc.:
1.13%, 09/15/21
( i )
................ 18 17,070
6.13%, 09/15/24 ................. 6 5,715
6.25%, 12/01/25 ................. 4 3,720
5.75%, 05/15/26 ................. 28 26,000
Plains All American Pipeline LP:
3.55%, 12/15/29 ................. 6 5,799
4.30%, 01/31/43 ................. 5 4,237
4.90%, 02/15/45 ................. 10 9,126
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 41 33,620
5.25%, 05/01/23 ................. 21 15,277
5.63%, 03/01/26 ................. 17 9,648
Range Resources Corp.:
5.88%, 07/01/22 ................. 3 2,910
5.00%, 08/15/22 ................. 22 21,223
5.00%, 03/15/23 ................. 5 4,750
Rattler Midstream LP, 5.63%, 07/15/25
(c)
... 20 20,150
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(c)
.................... 33 37,173
SM Energy Co.:
6.13%, 11/15/22 ................. 6 4,668
10.00%, 01/15/25
(c)
............... 73 69,350
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 24 23,700
7.50%, 04/01/26 ................. 4 3,910
8.38%, 09/15/28 ................. 9 8,843
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27 ................. 20 20,438
5.30%, 04/01/44 ................. 10 9,317
5.40%, 10/01/47 ................. 13 12,274
Sunoco LP:
5.50%, 02/15/26 ................. 3 2,996
6.00%, 04/15/27 ................. 6 6,165
5.88%, 03/15/28 ................. 2 2,045
Tallgrass Energy Partners LP
(c)
:
5.50%, 09/15/24 ................. 34 31,960
7.50%, 10/01/25 ................. 11 11,045
Targa Resources Partners LP:
5.13%, 02/01/25 ................. 27 26,932
6.50%, 07/15/27 ................. 15 15,638
5.00%, 01/15/28 ................. 16 15,600
6.88%, 01/15/29 ................. 14 14,976
5.50%, 03/01/30
(c)
................ 34 34,036
4.88%, 02/01/31
(c)
................ 26 25,179
TerraForm Power Operating LLC
(c)
:
4.25%, 01/31/23 ................. 18 18,448
4.75%, 01/15/30 ................. 11 11,632
Viper Energy Partners LP, 5.38%, 11/01/27
(c)
20 19,700
Western Midstream Operating LP:
4.00%, 07/01/22 ................. 4 4,024
4.10%, 02/01/25
(h)
................ 8 7,620
3.95%, 06/01/25 ................. 14 13,157
4.65%, 07/01/26 ................. 12 11,670
4.75%, 08/15/28 ................. 5 4,807
5.05%, 02/01/30
(h)
................ 14 13,626
5.45%, 04/01/44 ................. 29 24,795
5.30%, 03/01/48 ................. 32 25,760
5.50%, 08/15/48 ................. 5 4,125
6.25%, 02/01/50
(h)
................ 31 28,714
Williams Cos., Inc. (The), 5.10%, 09/15/45 . 5 5,607
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 9 10,170
5.25%, 09/15/24 ................. 9 9,381
5.75%, 06/01/26 ................. 11 11,385

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 10/15/27 ................. USD 7 $ 7,105
5.88%, 06/15/28 ................. 18 18,810
4.50%, 01/15/30 ................. 32 31,460
2,993,603
Paper & Forest Products — 0.1%
(c)
Boise Cascade Co., 4.88%, 07/01/30 ..... 10 10,750
Norbord, Inc., 6.25%, 04/15/23 ......... 22 23,540
34,290
Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
16 16,836
Pharmaceuticals — 1.5%
Bausch Health Americas, Inc.
(c)
:
9.25%, 04/01/26 ................. 26 28,600
8.50%, 01/31/27 ................. 25 27,469
Bausch Health Cos., Inc.
(c)
:
9.00%, 12/15/25 ................. 44 47,863
5.75%, 08/15/27 ................. 20 21,225
7.00%, 01/15/28 ................. 35 37,100
5.00%, 01/30/28 ................. 21 20,396
6.25%, 02/15/29 ................. 47 48,343
7.25%, 05/30/29 ................. 30 32,325
5.25%, 01/30/30 ................. 22 21,670
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
6 6,930
Endo DAC, 9.50%, 07/31/27
(c)
......... 8 8,360
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
96 100,577
400,858
Professional Services — 0.4%
(c)
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,025
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 18 19,333
10.25%, 02/15/27 ................ 19 21,470
Jaguar Holding Co. II/PPD Development LP:
4.63%, 06/15/25 ................. 37 38,110
5.00%, 06/15/28 ................. 27 28,181
113,119
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 22,839
Five Point Operating Co. LP, 7.88%, 11/15/25 23 22,989
Howard Hughes Corp. (The):
5.38%, 03/15/25 ................. 10 10,161
5.38%, 08/01/28 ................. 15 14,992
Realogy Group LLC, 7.63%, 06/15/25 .... 12 12,570
83,551
Road & Rail — 0.5%
Uber Technologies, Inc.
(c)
:
7.50%, 11/01/23 ................. 28 29,168
7.50%, 05/15/25 ................. 31 33,033
8.00%, 11/01/26 ................. 28 29,842
7.50%, 09/15/27 ................. 13 13,910
6.25%, 01/15/28 ................. 17 17,462
123,415
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.:
5.00%, 04/15/30 ................. 83 97,907
4.30%, 11/15/32 ................. 47 53,692
Entegris, Inc., 4.38%, 04/15/28
(c)
....... 21 21,578
Microchip Technology, Inc., 4.25%, 09/01/25
(c)
56 58,103
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
22 22,310
Qorvo, Inc., 3.38%, 04/01/31
(c)
......... 29 29,471
283,061
Security Par (000) Value
Software — 3.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... USD 79 $ 83,429
Ascend Learning LLC:
6.88%, 08/01/25
(c)
................ 56 57,339
Boxer Parent Co., Inc.
(c)
:
7.13%, 10/02/25 ................. 34 36,314
9.13%, 03/01/26 ................. 53 56,180
BY Crown Parent LLC
(c)
:
7.38%, 10/15/24 ................. 62 62,930
4.25%, 01/31/26 ................. 45 45,816
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 30 30,600
Castle US Holding Corp., 9.50%, 02/15/28
(c)
27 25,751
CDK Global, Inc., 5.25%, 05/15/29
(c)
..... 7 7,455
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 62 62,886
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 5 5,156
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(c)
........... 99 104,841
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 17 17,935
Open Text Corp., 3.88%, 02/15/28
(c)
...... 16 16,185
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
21 21,597
PTC, Inc.
(c)
:
3.63%, 02/15/25 ................. 6 6,090
4.00%, 02/15/28 ................. 6 6,167
Solera LLC, 10.50%, 03/01/24
(c)
........ 204 213,180
Sophia LP, 9.00%, 09/30/23
(c)
......... 20 20,012
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
80 85,018
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 49 50,531
1,015,412
Specialty Retail — 1.4%
Asbury Automotive Group, Inc.
(c)
:
4.50%, 03/01/28 ................. 9 9,056
4.75%, 03/01/30 ................. 8 8,060
Gap, Inc. (The), 8.88%, 05/15/27
(c)
...... 15 17,062
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
13 12,773
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 10,821
L Brands, Inc.:
6.88%, 07/01/25
(c)
................ 40 43,200
6.63%, 10/01/30
(c)
................ 13 13,228
6.88%, 11/01/35 ................. 43 42,368
6.75%, 07/01/36 ................. 5 4,900
Michaels Stores, Inc., 4.75%, 10/01/27
(c)
... 13 12,886
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,975
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 20 19,918
5.50%, 05/15/26 ................. 3 3,095
PetSmart, Inc.
(c)
:
7.13%, 03/15/23 ................. 28 28,245
5.88%, 06/01/25 ................. 18 18,425
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 27 27,473
SRS Distribution, Inc., 8.25%, 07/01/26
(c)
.. 26 27,755
Staples, Inc., 7.50%, 04/15/26
(c)
........ 49 45,284
360,524
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(c)
... 11 11,605
NCR Corp.
(c)
:
8.13%, 04/15/25 ................. 9 9,947
5.75%, 09/01/27 ................. 7 7,319
5.00%, 10/01/28 ................. 9 9,007
6.13%, 09/01/29 ................. 13 13,766
5.25%, 10/01/30 ................. 9 9,000
Seagate HDD Cayman, 4.13%, 01/15/31
(c)
. 10 10,792
Xerox Corp., 4.80%, 03/01/35 ......... 18 17,190
88,626

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25
(c)
.... USD 11 $ 11,605
Levi Strauss & Co., 5.00%, 05/01/25 ..... 4 4,093
William Carter Co. (The)
(c)
:
5.50%, 05/15/25 ................. 7 7,332
5.63%, 03/15/27 ................. 9 9,394
Wolverine World Wide, Inc., 6.38%, 05/15/25
(c)
7 7,385
39,809
Thrifts & Mortgage Finance — 0.4%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(c)
.................... 33 34,475
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(c)
.................... 28 24,220
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 16,503
Nationstar Mortgage Holdings, Inc.
(c)
:
6.00%, 01/15/27 ................. 5 5,097
5.50%, 08/15/28 ................. 21 20,973
101,268
Trading Companies & Distributors — 0.9%
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(c)
...... 5 5,353
HD Supply, Inc., 5.38%, 10/15/26
(c)
...... 61 63,808
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 22 22,762
United Rentals North America, Inc.:
4.63%, 10/15/25 ................. 11 11,248
4.00%, 07/15/30 ................. 10 10,250
WESCO Distribution, Inc.
(c)
:
7.13%, 06/15/25 ................. 60 65,358
7.25%, 06/15/28 ................. 54 59,167
237,946
Wireless Telecommunication Services — 1.2%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 209 209,658
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(c)
.................... 2 2,138
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 3 3,190
Sprint Corp.:
7.88%, 09/15/23 ................. 2 2,298
7.13%, 06/15/24 ................. 15 17,259
7.63%, 02/15/25 ................. 15 17,550
7.63%, 03/01/26 ................. 36 43,502
T-Mobile USA, Inc., 4.75%, 02/01/28 ..... 10 10,697
306,292
Total Corporate Bonds — 85.3%
(Cost: $21,760,822) .............................. 22,148,502
Floating Rate Loan Interests — 9.9%
Aerospace & Defense — 0.1%
(j)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(k)
................. 20 18,816
Spirit Aerosystems , Inc., Term Loan,
0.00%, 01/30/25
(b)
................ 14 13,965
32,781
Airlines — 0.1%
(j)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 . 6 5,874
SkyMiles IP Ltd., Term Loan, 10/20/27
(k)
.... 27 27,179
33,053
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26
(j)
24 23,312
Security Par (000) Value
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38
(j)
..... USD 7 $ 6,774
Building Products — 0.0%
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 05/05/24
(j)
9 8,631
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.44%, 06/03/26
(b)(j)
11 10,058
Chemicals — 0.6%
(j)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%, 01/31/24 ..... 83 81,303
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 ................. 39 38,449
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27 .... 27 26,747
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.91%, 03/30/26 . 5 4,886
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.41%, 05/15/24 ............ 8 7,184
158,569
Commercial Services & Supplies — 0.8%
(j)
Advanced Disposal Services, Inc., Term
Loan, (LIBOR USD 1 Week + 2.25%),
3.00%, 11/10/23 ................. 4 3,612
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 ................. 151 140,503
Capri Acquisitions Bidco Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 11/01/24 ................. 1 1,043
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ..... 42 38,885
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 05/30/25 . 13 12,637
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%, 11/02/26 . 2 2,316
198,996
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 05/23/25
(j)
... 29 28,661
Construction Materials — 0.0%
Forterra Finance LLC, Term Loan, 10/25/23
(j)(k)
7 6,796
Containers & Packaging — 0.1%
(j)
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/03/24 ..... 19 17,386
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/16/24 ................. 8 7,604
24,990
Diversified Consumer Services — 0.2%
(j)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%, 01/29/27 ............ 7 6,863
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 . 16 16,249
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ..... 11 11,043

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Diversified Consumer Services (continued)
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 . USD 14 $ 13,245
47,400
Diversified Financial Services — 0.4%
(j)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 .... 47 45,076
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.16%, 06/28/24
(b)
1 1,090
Milano Acquisition Corp., Term Loan B,
08/17/27
(k)
..................... 40 39,500
WP CPP Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.50%, 04/30/25 ................. 6 5,124
90,790
Diversified Telecommunication Services — 1.4%
(j)
Altice Financing SA, Term Loan, 07/15/25
(k)
. 3 2,816
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.15%, 08/14/26 .... 14 13,792
Frontier Communications Corp., Term Loan B1,
06/15/24
(k)
..................... 165 161,891
Ligado Networks LLC, Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 12/07/20
(a)(d)
............. 95 85,932
(LIBOR USD 6 Month + 12.50%),
0.00%, 07/12/21 ............... 96 43,771
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.66%, 04/30/27 ................. 18 18,408
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/09/27 . 29 27,964
354,574
Entertainment — 0.0%
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25
(j)
................ 1 615
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%, 10/10/23
(j)
... 3 3,447
Health Care Equipment & Supplies — 0.2%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26
(j)
................. 42 41,581
Health Care Providers & Services — 0.6%
(j)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 . 14 13,502
Azalea TopCo , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.76%, 07/24/26 ................. 14 13,269
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.91%, 10/10/25 . 60 43,368
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 ................. 15 14,565
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%, 11/16/25 ................. 11 10,990
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 06/30/25 ................. 14 13,117
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%, 04/29/25 .... 17 16,118
Security Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%, 09/03/24 ................. USD 2 $ 2,007
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.24%, 01/08/27 ................. 18 17,716
144,652
Hotels, Restaurants & Leisure — 0.1%
(j)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(b)
............... 5 5,350
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 . 24 21,674
27,024
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 08/12/26
(j)
..... 2 1,465
Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%, 09/01/25
(j)
................ 26 7,200
Insurance — 0.5%
(j)
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%, 08/04/25 . 43 43,221
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%, 08/04/22 ..... 4 3,821
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 . 17 16,819
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... 31 30,070
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ............... 23 22,347
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 14 13,843
130,121
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan,
10/30/26
(j)(k)
..................... 11 10,940
IT Services — 1.4%
(j)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD
3 Month + 7.50%), 8.50%, 04/17/25 .... 7 7,506
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 . 26 25,500
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 ................. 4 3,504
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 ................. 8 8,200
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 . 22 22,023
Greeneden US Holdings I LLC, Term Loan
B3, (LIBOR USD 1 Month + 3.25%),
3.40%, 12/01/23 ................. 14 14,162
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 ................. 11 10,806
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 ................. 10 9,455

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
IT Services (continued)
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%, 08/01/25 ................. USD 7 $ 4,113
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.66%, 02/12/27
(b)
.......... 16 13,707
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............ 12 11,826
Sophia LP, Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 4.25%, 09/30/22 .......... 1 1,268
Sophia LP., Term Loan, 09/23/27
(k)
....... 53 52,616
Veritas US, Inc., Term Loan B, 09/01/25
(k)
... 78 76,061
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 . 94 92,686
353,433
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%, 09/27/24
(j)
22 21,079
Machinery — 0.4%
(j)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%, 09/21/26
(b)
.... 20 19,751
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 .... 82 77,412
97,163
Media — 1.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24
(j)
... 8 8,043
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.76%, 08/21/26
(j)
................ 67 60,900
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(j)(k)
................ 37 37,167
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23
(j)
................. 15 15,418
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%, 01/02/24
(j)
................ 33 32,822
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%, 01/02/24
(l)
................ 164 162,772
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23
(j)
................ 7 5,904
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.25%, 09/25/26
(a)(j)
3 2,932
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38
(j)
14 13,295
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28
(j)
................ 25 24,423
363,676
Oil, Gas & Consumable Fuels — 0.2%
(j)
Chesapeake Energy Corp., Term Loan A,
06/24/24
(a)(b)(d)(k)
.................. 61 41,426
CONSOL Energy, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 09/27/24 . 13 10,342
51,768
Security Par (000) Value
Pharmaceuticals — 0.1%
(j)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%, 04/29/24 ................. USD 20 $ 19,077
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 . 19 19,157
38,234
Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26
(j)
................ 39 38,319
Software — 0.6%
(j)
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 . 5 4,959
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%, 01/29/27 . 19 18,147
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%, 02/25/25 . 39 39,552
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ..... 19 18,465
Omnitracs LLC, 2nd Lien Term Loan,
10/23/28
(k)
..................... 5 4,919
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 . 17 16,556
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 08/01/25 ................. 9 8,566
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 ................. 26 25,350
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 10 9,604
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 17 16,939
163,057
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%, 03/11/22
(j)
..... 58 57,767
Total Floating Rate Loan Interests — 9.9%
(Cost: $2,702,766) .............................. 2,576,926
Beneficial Interest
(000)
Other Interests — 0.0%
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(b)(d)
............... 140 1,470
Total Other Interests — 0.0% ......................... 1,470
Pa r (000)
Capital Trusts — 2.8%
Banks — 2.7%
(e)(j)
Bank of America Corp.:
Series X, 6.25% ................. 66 70,521
Series Z, 6.50% ................. 45 50,017
Series AA, 6.10% ................ 116 126,279
Series DD, 6.30% ................ 10 11,301
CIT Group, Inc., Series A, 5.80% ........ 26 20,906
Citigroup, Inc., Series V, 4.70% ......... 59 57,009
JPMorgan Chase & Co.:
Series V, 3.62% .................. 65 60,138
Series Q, 5.15% ................. 20 20,100

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
Series R, 6.00% ................. USD 5 $ 5,125
Series S, 6.75% ................. 9 9,742
Series U, 6.13% ................. 7 7,270
Series FF, 5.00% ................. 71 70,878
Series X, 6.10% ................. 78 81,900
Series HH, 4.60% ................ 26 25,480
Wells Fargo & Co., Series U, 5.87% ...... 67 72,133
688,799
Capital Markets — 0.1%
Morgan Stanley, Series H, 3.89%
(e)(j)
...... 27 25,481
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
5.70%
(e)(j)
...................... 10 10,038
Total Capital Trusts — 2.8%
(Cost: $722,857) ................................ 724,318
Security Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Ener gy Co. (Issued/exercisable 06/17 /20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................ 1,904 $ 3,008
Total Warrants — 0.0% ............................. 3,008
Total Long-Term Investments — 99.2%
(Cost: $25,563,351) .............................. 25,775,185
Short-Term Securities — 1.5%
(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
................... 386,668 386,668
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 13,350 13,350
Total Short-Term Securities — 1.5%
(Cost: $400,018) ................................ 400,018
Total Investments — 100.7%
(Cost: $25,963,369 ) .............................. 26,175,203
Liabilities in Excess of Other Assets — (0.7)% ............ (190,464)
Net Assets — 100.0% .............................. $ 25,984,739
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Convertible security.
(j)
Variable rate security. Rate shown is the rate in effect as of period end.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Fixed rate.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 226,951 $ 159,717 $ — $ — $ — $ 386,668 386,668 $ 1,577 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 290,000 USD 343,288 UBS AG 10/05/20 $ (3,257)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 4 $ 848 $ 1,003 $ (155)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (313) $ (395) $ 82
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (564) (752) 188
$ (877) $ (1,147) $ 270
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency
EUR Euro
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 4,834 $ — $ — $ 4,834
Building Products ....................................... 592 — — 592
Chemicals ............................................ 76,008 — — 76,008
Diversified Telecommunication Services ........................ 13,137 — — 13,137
Energy Equipment & Services .............................. — — 3,262 3,262
Entertainment ......................................... 15,571 — — 15,571
Equity Real Estate Investment Trusts (REITs) .................... 119,961 — — 119,961
Life Sciences Tools & Services .............................. 4,217 — — 4,217
Media ............................................... 8,587 — — 8,587
Metals & Mining ........................................ 39,376 — — 39,376
Pharmaceuticals ....................................... 35,416 — — 35,416
Corporate Bonds:
Aerospace & Defense .................................... — 876,471 — 876,471
Air Freight & Logistics .................................... — 6,412 — 6,412
Airlines .............................................. — 187,236 — 187,236
Auto Components ...................................... — 356,592 — 356,592
Automobiles .......................................... — 177,243 — 177,243
Banks ............................................... — 34,163 — 34,163
Biotechnology ......................................... — 7,027 — 7,027
Building Products ....................................... — 257,463 — 257,463
Capital Markets ........................................ — 210,864 — 210,864
Chemicals ............................................ — 375,050 — 375,050
Commercial Services & Supplies ............................. — 772,977 — 772,977
Communications Equipment ................................ — 205,019 — 205,019
Construction & Engineering ................................ — 93,992 — 93,992
Construction Materials .................................... — 9,022 — 9,022
Consumer Finance ...................................... — 353,330 — 353,330
Containers & Packaging .................................. — 406,089 — 406,089
Distributors ........................................... — 178,989 — 178,989

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Diversified Consumer Services .............................. $ — $ 62,728 $ — $ 62,728
Diversified Financial Services ............................... — 538,097 — 538,097
Diversified Telecommunication Services ........................ — 1,745,009 — 1,745,009
Electric Utilities ........................................ — 147,983 — 147,983
Electrical Equipment ..................................... — 17,290 — 17,290
Electronic Equipment, Instruments & Components ................. — 67,810 — 67,810
Energy Equipment & Services .............................. — 125,936 39,803 165,739
Entertainment ......................................... — 257,036 — 257,036
Equity Real Estate Investment Trusts (REITs) .................... — 851,743 — 851,743
Food & Staples Retailing .................................. — 94,070 — 94,070
Food Products ......................................... — 607,485 — 607,485
Gas Utilities ........................................... — 44,382 — 44,382
Health Care Equipment & Supplies ........................... — 312,444 — 312,444
Health Care Providers & Services ............................ — 1,139,928 — 1,139,928
Hotels, Restaurants & Leisure .............................. — 1,261,567 — 1,261,567
Household Durables ..................................... — 336,205 — 336,205
Household Products ..................................... — 43,331 — 43,331
Independent Power and Renewable Electricity Producers ............ — 227,918 — 227,918
Insurance ............................................ — 269,669 — 269,669
Interactive Media & Services ............................... — 20,905 — 20,905
Internet & Direct Marketing Retail ............................ — 130,158 — 130,158
IT Services ........................................... — 385,306 — 385,306
Leisure Products ....................................... — 70,945 — 70,945
Life Sciences Tools & Services .............................. — 87,840 — 87,840
Machinery ............................................ — 280,591 — 280,591
Media ............................................... — 1,387,120 — 1,387,120
Metals & Mining ........................................ — 752,655 — 752,655
Mortgage Real Estate Investment Trusts (REITs) .................. — 6,930 — 6,930
Multiline Retail ......................................... — 129,069 — 129,069
Oil, Gas & Consumable Fuels ............................... — 2,993,603 — 2,993,603
Paper & Forest Products .................................. — 34,290 — 34,290
Personal Products ...................................... — 16,836 — 16,836
Pharmaceuticals ....................................... — 400,858 — 400,858
Professional Services .................................... — 113,119 — 113,119
Real Estate Management & Development ....................... — 83,551 — 83,551
Road & Rail ........................................... — 123,415 — 123,415
Semiconductors & Semiconductor Equipment .................... — 283,061 — 283,061
Software ............................................. — 1,015,412 — 1,015,412
Specialty Retail ........................................ — 360,524 — 360,524
Technology Hardware, Storage & Peripherals .................... — 88,626 — 88,626
Textiles, Apparel & Luxury Goods ............................ — 39,809 — 39,809
Thrifts & Mortgage Finance ................................ — 101,268 — 101,268
Trading Companies & Distributors ............................ — 237,946 — 237,946
Wireless Telecommunication Services ......................... — 306,292 — 306,292
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 18,816 13,965 32,781
Airlines .............................................. — 33,053 — 33,053
Auto Components ...................................... — 23,312 — 23,312
Automobiles .......................................... — 6,774 — 6,774
Building Products ....................................... — 8,631 — 8,631
Capital Markets ........................................ — — 10,058 10,058
Chemicals ............................................ — 158,569 — 158,569
Commercial Services & Supplies ............................. — 198,996 — 198,996
Construction & Engineering ................................ — 28,661 — 28,661
Construction Materials .................................... — 6,796 — 6,796
Containers & Packaging .................................. — 24,990 — 24,990
Diversified Consumer Services .............................. — 47,400 — 47,400
Diversified Financial Services ............................... — 89,700 1,090 90,790
Diversified Telecommunication Services ........................ — 354,574 — 354,574
Entertainment ......................................... — 615 — 615
Food Products ......................................... — 3,447 — 3,447
Health Care Equipment & Supplies ........................... — 41,581 — 41,581
Health Care Providers & Services ............................ — 144,652 — 144,652
Hotels, Restaurants & Leisure .............................. — 21,674 5,350 27,024
Independent Power and Renewable Electricity Producers ............ — 1,465 — 1,465
Industrial Conglomerates .................................. — 7,200 — 7,200

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 130,121 $ — $ 130,121
Interactive Media & Services ............................... — 10,940 — 10,940
IT Services ........................................... — 339,726 13,707 353,433
Life Sciences Tools & Services .............................. — 21,079 — 21,079
Machinery ............................................ — 77,412 19,751 97,163
Media ............................................... — 363,676 — 363,676
Oil, Gas & Consumable Fuels ............................... — 10,342 41,426 51,768
Pharmaceuticals ....................................... — 38,234 — 38,234
Professional Services .................................... — 38,319 — 38,319
Software ............................................. — 163,057 — 163,057
Specialty Retail ........................................ — 57,767 — 57,767
Other Interests .......................................... — — 1,470 1,470
Capital Trusts ........................................... — 724,318 — 724,318
Warrants .............................................. — 3,008 — 3,008
Short-Term Securities ....................................... 400,018 — — 400,018
Unfunded Floating Rate Loan Interests
(a)
.............................. — 579 — 579
$ 717,717 $ 25,308,183 $ 149,882 $ 26,175,782
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 270 $ — $ 270
Liabilities:
Credit contracts ........................................... — (155) — (155)
Foreign currency exchange contracts ............................ — (3,257) — (3,257)
$ — $ (3,142) $ — $ (3,142)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.